Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 25, 2013
Related Party Transaction [Line Items]
Operating leases	$ 3.5	$ 1.4
PFSD [Member]
Related Party Transaction [Line Items]
Amount due to related parties	0.4
Executive Officer [Member]
Related Party Transaction [Line Items]
Amount due to related parties			$ 0.2
Debt instrument, interest rate			5.50%
NSPM [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.6
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating leases	0.4
First Street Hospital, L.P. and First Street Surgical Center, L.P. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	0.6
Amount due from related parties	2.0
Due from (to) related parties	1.4
Equipment lease costs	0.6
SNWO, WIM and SNWM [Member]
Related Party Transaction [Line Items]
Amount due to related parties	0.2
Athas [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 12.0
NALSI [Member] | Line of Credit [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument face amount	$ 0.9
Debt instrument maturity date	Jun. 09, 2018
Outstanding balance	$ 0.5